Financial Risk Management (Offsetting Financial Assets and Financial Liabilities, Financial Liabilities) (Details) - Related parties [member] ¥ in Thousands	Dec. 31, 2016 CNY (¥)
Disclosure of offsetting of financial liabilities [line items]
Gross amount of recognised amounts due to related parties	¥ 3,157,127
Gross amount of recognised amounts due from related parties set off in the balance sheet	(112,823)
Net amounts of amounts due to related parties presented in the balance sheet	¥ 3,044,304